Other financial liabilities (Details 5) - CLP ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		$ 417,065,011	$ 379,666,981
Financial libilities measured at amortized cost [member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	329,109,316	284,603,589
Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		43,256,309	27,867,180
Financial leases obligations [Member] | Financial libilities measured at amortized cost [member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		33,070,356	17,912,134	[1]
Financial leases obligations [Member] | Interest
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		10,185,953	9,955,046
0 to 3 months
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		27,317,803	6,763,027
0 to 3 months | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		1,393,064	241,724
0 to 3 months | Financial leases obligations [Member] | Financial libilities measured at amortized cost [member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		1,240,767	90,516
0 to 3 months | Financial leases obligations [Member] | Interest
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		152,297	151,208
3 months to 1 year
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		56,384,332	57,566,454
3 months to 1 year | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		4,581,643	725,183
3 months to 1 year | Financial leases obligations [Member] | Financial libilities measured at amortized cost [member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		3,616,330	275,456
3 months to 1 year | Financial leases obligations [Member] | Interest
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		965,313	449,727
Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		109,989,926	41,383,084
Over 1 year to 3 years | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		6,652,459	1,911,683
Over 1 year to 3 years | Financial leases obligations [Member] | Financial libilities measured at amortized cost [member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		5,489,863	749,483
Over 1 year to 3 years | Financial leases obligations [Member] | Interest
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		1,162,596	1,162,200
Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		32,554,045	79,802,868
Over 3 years to 5 years | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		4,049,398	1,909,956
Over 3 years to 5 years | Financial leases obligations [Member] | Financial libilities measured at amortized cost [member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		2,942,996	801,372
Over 3 years to 5 years | Financial leases obligations [Member] | Interest
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		1,106,402	1,108,584
Over 5 years
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		190,818,905	194,151,548
Over 5 years | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		26,579,745	23,078,634
Over 5 years | Financial leases obligations [Member] | Financial libilities measured at amortized cost [member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		19,780,400	15,995,307
Over 5 years | Financial leases obligations [Member] | Interest
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		$ 6,799,345	$ 7,083,327

[1]	View current and non-current book value in Note 7 – Financial Instruments.